Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total	Share capital		Share premium (i) [1]	Treasury shares		Retained profits [2]	Other reserves [3]	Non- controlling interests
Number of shares, beginning of period (in shares)					101,739,000			(1,195,000)
Number of shares, beginning of period (in shares)					101,739,000			(914,000)
Equity, beginning of period at Dec. 31, 2017		$ 3,281		$ 3,096	$ 153	[1]	$ 484	$ (106)		$ 3,035	$ (472)	$ 185
Comprehensive income		(108)	[4]	(78)						(10)	(68)	(30)
Dividends	[5]	(266)		(266)						(266)
Dividends to non controlling interests		(13)										(13)
Purchase of treasury shares (in shares)								(70,000)
Purchase of treasury shares		(6)		(6)				$ (6)
Share-based compensation	[6]	22		22							22
Issuance of shares under share-based payment schemes (in shares)								351,000
Issuance of shares under share-based payment schemes		2		2			(2)	$ 31		(5)	(22)
Effect of acquisition of Cable Onda	[7]	113										113
Put option reserve	[7]	(239)		(239)						(239)
Number of shares, end of period (in shares) at Dec. 31, 2018					101,739,000			(914,000)
Equity, end of period at Dec. 31, 2018		2,792		2,542	$ 153	[1]	482	$ (81)		2,525	(538)	251
Number of shares, beginning of period (in shares)					101,739,000			(914,000)
Statutory reserves unavailable for distribution		324
Number of shares, beginning of period (in shares)					101,739,000			(581,000)
Comprehensive income		133		131						149	(19)	3
Dividends	[5]	(267)		(267)						(267)
Dividends to non controlling interests		$ (1)										(1)
Purchase of treasury shares (in shares)		(132,162)						(132,000)
Purchase of treasury shares		$ (8)		(8)				$ (12)
Share-based compensation	[6]	30		29							29	1
Issuance of shares under share-based payment schemes (in shares)								465,000
Issuance of shares under share-based payment schemes		1		1			(2)	$ 41		(12)	(25)
Effect of restructuring in Tanzania	[8]	0		(18)						(27)	9	18
Number of shares, end of period (in shares) at Dec. 31, 2019					101,739,000			(581,000)
Equity, end of period at Dec. 31, 2019		2,680	[9]	2,409	$ 153	[1]	480	$ (51)		2,372	(544)	271
Number of shares, beginning of period (in shares)					101,739,000			(581,000)
Statutory reserves unavailable for distribution		306
Number of shares, beginning of period (in shares)					101,739,000			(526,000)
Comprehensive income		(407)		(360)						(344)	(15)	(48)
Dividends to non controlling interests		$ (8)										(8)
Purchase of treasury shares (in shares)		350,000						(467,000)	[10]
Purchase of treasury shares	[10]	$ (16)		(16)				$ (19)		3
Share-based compensation	[6]	24		24							24
Issuance of shares under share-based payment schemes (in shares)								521,000
Issuance of shares under share-based payment schemes		1		1			(2)	$ 40		(11)	(26)
Number of shares, end of period (in shares) at Dec. 31, 2020					101,739,000			(526,000)
Equity, end of period at Dec. 31, 2020		$ 2,274		$ 2,059	$ 153	[1]	$ 478	$ (30)		$ 2,020	$ (562)	$ 215
Number of shares withheld (in shares)		117,000
Number of shares, beginning of period (in shares)					101,739,000			(526,000)
Statutory reserves unavailable for distribution		$ 310

[1]	Share capital and share premium – see note C.1.
[2]	Retained profits – includes profit for the year attributable to equity holders, of which $310 million (2019: $306 million; 2018: $324 million) are not distributable to equity holders.
[3]	Other reserves – see note C.1.
[4]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.
[5]	Dividends – see note C.2.
[6]	Share-based compensation – see note C.1.
[7]	A.1.2.(vii)Effect of the acquisition of Cable Onda S.A. See notes A.1.2. and C.7.4. for further details.
[8]	Effect of the restructuring in Tanzania A.1.2.
[9]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).
[10]	During the year ended December 31, 2020, Millicom repurchased 350,000 shares for a total amount of $10 million and withheld approximately 117,000 shares for settlement of tax obligations (2019: 132,162 ) on behalf of employees under share-based compensation plans.